Consolidated Statements of Changes in Shareholders' Equity - CAD CAD in Thousands	Share Capital	Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Income/(Loss)	Total
Balance at Dec. 31, 2012	CAD 2,997,682	CAD 32,293	CAD (948,350)	CAD (130,385)
Increase (decrease) in equity
Stock Option Plan - cash	14,838
Stock Option Plan - exercised	3,108	(3,108)			CAD 3,108
Stock Dividend Plan	46,211
Share-based compensation - non-cash		9,213			9,213
Net income/(loss)			47,976		47,976
Dividends			(216,864)		(216,864)
Changes due to marketable securities (net of tax)
Unrealized gains/(losses)				7,136	7,136
Realized (gains)/loss reclassified to net income				(315)	(315)
Change in cumulative translation adjustment				72,867	72,867
Balance at Dec. 31, 2013	3,061,839	38,398	(1,117,238)	(50,697)	1,932,302
Increase (decrease) in equity
Stock Option Plan - cash	31,350
Stock Option Plan - exercised	4,978	(4,978)			4,978
Stock Dividend Plan	21,835
Share-based compensation - non-cash		13,486			13,486
Net income/(loss)			299,076		299,076
Dividends			(221,098)		(221,098)
Changes due to marketable securities (net of tax)
Unrealized gains/(losses)				(145)	(145)
Realized (gains)/loss reclassified to net income				2,503	2,503
Change in cumulative translation adjustment				143,817	143,817
Balance at Dec. 31, 2014	3,120,002	46,906	(1,039,260)	95,478	2,223,126
Increase (decrease) in equity
Stock Option Plan - cash	3,205
Share-based compensation - settled	10,050	(10,050)
Stock Option Plan - exercised	267	(267)			267
Share-based compensation - non-cash		19,587			19,587
Net income/(loss)			(1,523,403)		(1,523,403)
Dividends			(131,955)		(131,955)
Changes due to marketable securities (net of tax)
Change in cumulative translation adjustment				307,194	307,194
Balance at Dec. 31, 2015	CAD 3,133,524	CAD 56,176	CAD (2,694,618)	CAD 402,672	CAD 897,754